Summary of Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Details) (10-K)	12 Months Ended
Dec. 28, 2019
Computers [Member] | Minimum [Member]
Estimated useful life	3 years
Computers [Member] | Maximum [Member]
Estimated useful life	5 years
Computer Equipment [Member] | Minimum [Member]
Estimated useful life	3 years
Computer Equipment [Member] | Maximum [Member]
Estimated useful life	5 years
Network Equipment [Member] | Minimum [Member]
Estimated useful life	3 years
Network Equipment [Member] | Maximum [Member]
Estimated useful life	5 years
Software [Member] | Minimum [Member]
Estimated useful life	3 years
Software [Member] | Maximum [Member]
Estimated useful life	5 years
Office Equipment [Member] | Minimum [Member]
Estimated useful life	3 years
Office Equipment [Member] | Maximum [Member]
Estimated useful life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful life	7 years
Leasehold Improvements [Member] | Minimum [Member]
Estimated useful life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Estimated useful life	5 years